Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Liabilities

	JPY (millions) As of March 31
	2024	2025
Accrued expenses	¥627,659	¥605,697
Deferred income	30,015	38,213
Other	42,439	34,916
Total	¥700,112	¥678,826
Non-current	¥80,938	¥82,542
Current	¥619,174	¥596,283